CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (13,628)	$ (12,004)	$ (7,203)
Adjustments required to reconcile net loss to net cash used in operating activities:
Non-cash stock-based compensation	2,469	3,400	2,337
Depreciation	299	179	201
Severance pay, net	75	(7)	92
Gain from sale of Evogene shares		(239)	(419)
Changes in fair value of exchange option and embedded derivatives in the research and development funding arrangements	588	113	97
Amortization of the cash consideration of the research and development funding arrangement	(130)
Decrease (increase) in trade receivables and other accounts receivable and prepaid expenses	(112)	43	192
Increase in long-term prepaid expenses	(301)
Change in the fair value of liability with respect to outstanding options to non-employee	(20)
Increase (decrease) in trade payables and other accounts payable and accrued expenses	(86)	(734)	562
Decrease in deferred revenue			(113)
Gain from the sale of property and equipment			(25)
Net cash used in operating activities	(10,846)	(9,249)	(4,279)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	16,525	14,524	500
Investment in short-term bank deposits	(3,215)	(16,525)	(14,524)
Changes in restricted cash		592	(1)
Purchase of property and equipment	(1,005)	(96)	(46)
Decrease (increase) in long-term lease deposits	(42)	47	(46)
Proceeds from sale of investment in Evogene		232	424
Proceeds from sale of property and equipment			25
Net cash provided by (used in) investing activities	12,263	(1,226)	(13,668)
Cash flows from financing activities:
Warrants issuance expenses in connection with funding arrangement			(61)
Proceeds from issuance of ordinary shares, net	6,211		7,790
Proceeds from research and development funding arrangements	1,000	7,000
Proceeds from exercise of options	1,900	2,021	2,379
Net cash provided by financing activities	9,111	9,021	10,108
Increase (decrease) in cash and cash equivalents	10,528	(1,454)	(7,839)
Cash and cash equivalents at the beginning of the year	5,846	7,300	15,139
Cash and cash equivalents at the end of the year	16,374	5,846	7,300
Supplemental disclosure of non-cash investing and financing activities:
Receivables from funding arrangement			5,000
Receivables on account of shares	56
Receivables for other finance proceeds		20	41
Payables with respect to Purchase of property and equipment	$ 47